RULE 497 DOCUMENT

The interactive data file included as an exhibit to this Rule 497(e) filing relates to, and incorporates by reference, the supplement dated January 15, 2016 to the Prospectus of Old Westbury Funds, Inc. (with respect to the Old Westbury Large Cap Strategies Fund) that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 15, 2016 (Accession No. 0000930413-16-004955).